Shareholder Report, Holdings (Details)	Mar. 31, 2025
Fidelity Investments Money Market - Money Market Portfolio - Select Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	75.00%
Fidelity Investments Money Market - Money Market Portfolio - Select Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Investments Money Market - Money Market Portfolio - Select Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Investments Money Market - Money Market Portfolio - Select Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Investments Money Market - Money Market Portfolio - Select Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Investments Money Market - Money Market Portfolio - Select Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Fidelity Investments Money Market - Money Market Portfolio - Select Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Investments Money Market - Money Market Portfolio - Select Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Investments Money Market - Money Market Portfolio - Select Class | AACertificatesofDepositMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Investments Money Market - Money Market Portfolio - Select Class | AANonNegotiableTimeDepositMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Investments Money Market Treasury Portfolio - Class II | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	75.40%
Fidelity Investments Money Market Treasury Portfolio - Class II | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Investments Money Market Treasury Portfolio - Class II | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Investments Money Market Treasury Portfolio - Class II | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Investments Money Market Treasury Portfolio - Class II | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Investments Money Market Treasury Portfolio - Class II | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Investments Money Market Treasury Portfolio - Class II | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Fidelity Investments Money Market Treasury Portfolio - Class II | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	47.60%
Fidelity Investments Money Market - Money Market Portfolio - Class I | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	75.00%
Fidelity Investments Money Market - Money Market Portfolio - Class I | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Investments Money Market - Money Market Portfolio - Class I | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Investments Money Market - Money Market Portfolio - Class I | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Investments Money Market - Money Market Portfolio - Class I | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Investments Money Market - Money Market Portfolio - Class I | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Fidelity Investments Money Market - Money Market Portfolio - Class I | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Investments Money Market - Money Market Portfolio - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Investments Money Market - Money Market Portfolio - Class I | AACertificatesofDepositMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Investments Money Market - Money Market Portfolio - Class I | AANonNegotiableTimeDepositMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Investments Money Market - Money Market Portfolio - Class II | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	75.00%
Fidelity Investments Money Market - Money Market Portfolio - Class II | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Investments Money Market - Money Market Portfolio - Class II | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Investments Money Market - Money Market Portfolio - Class II | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Investments Money Market - Money Market Portfolio - Class II | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Investments Money Market - Money Market Portfolio - Class II | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Fidelity Investments Money Market - Money Market Portfolio - Class II | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Investments Money Market - Money Market Portfolio - Class II | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Investments Money Market - Money Market Portfolio - Class II | AACertificatesofDepositMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Investments Money Market - Money Market Portfolio - Class II | AANonNegotiableTimeDepositMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Investments Money Market Treasury Only Portfolio - Class IV | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Investments Money Market Treasury Only Portfolio - Class IV | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Fidelity Investments Money Market Treasury Only Portfolio - Class IV | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Investments Money Market Treasury Only Portfolio - Class IV | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Investments Money Market Treasury Only Portfolio - Class IV | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Investments Money Market Treasury Only Portfolio - Class IV | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	103.40%
Fidelity Investments Money Market Tax Exempt Portfolio - Class III | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	81.60%
Fidelity Investments Money Market Tax Exempt Portfolio - Class III | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Investments Money Market Tax Exempt Portfolio - Class III | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Investments Money Market Tax Exempt Portfolio - Class III | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Investments Money Market Tax Exempt Portfolio - Class III | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Investments Money Market Tax Exempt Portfolio - Class III | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Investments Money Market Tax Exempt Portfolio - Class III | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Investments Money Market Tax Exempt Portfolio - Class III | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Fidelity Investments Money Market Tax Exempt Portfolio - Class III | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity Investments Money Market Tax Exempt Portfolio - Class III | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Investments Money Market Tax Exempt Portfolio - Class III | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Investments Money Market Treasury Only Portfolio - Select Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Investments Money Market Treasury Only Portfolio - Select Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Fidelity Investments Money Market Treasury Only Portfolio - Select Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Investments Money Market Treasury Only Portfolio - Select Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Investments Money Market Treasury Only Portfolio - Select Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Investments Money Market Treasury Only Portfolio - Select Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	103.40%
Fidelity Investments Money Market Government Portfolio - Class III | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	77.90%
Fidelity Investments Money Market Government Portfolio - Class III | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Investments Money Market Government Portfolio - Class III | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Investments Money Market Government Portfolio - Class III | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Investments Money Market Government Portfolio - Class III | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Investments Money Market Government Portfolio - Class III | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Investments Money Market Government Portfolio - Class III | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	56.10%
Fidelity Investments Money Market Government Portfolio - Class III | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Investments Money Market Government Portfolio - Class III | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Investments Money Market Treasury Portfolio - Class III | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	75.40%
Fidelity Investments Money Market Treasury Portfolio - Class III | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Investments Money Market Treasury Portfolio - Class III | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Investments Money Market Treasury Portfolio - Class III | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Investments Money Market Treasury Portfolio - Class III | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Investments Money Market Treasury Portfolio - Class III | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Investments Money Market Treasury Portfolio - Class III | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Fidelity Investments Money Market Treasury Portfolio - Class III | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	47.60%
Fidelity Investments Money Market Tax Exempt Portfolio - Class II | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	81.60%
Fidelity Investments Money Market Tax Exempt Portfolio - Class II | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Investments Money Market Tax Exempt Portfolio - Class II | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Investments Money Market Tax Exempt Portfolio - Class II | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Investments Money Market Tax Exempt Portfolio - Class II | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Investments Money Market Tax Exempt Portfolio - Class II | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Investments Money Market Tax Exempt Portfolio - Class II | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Investments Money Market Tax Exempt Portfolio - Class II | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Fidelity Investments Money Market Tax Exempt Portfolio - Class II | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity Investments Money Market Tax Exempt Portfolio - Class II | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Investments Money Market Tax Exempt Portfolio - Class II | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Investments Money Market Government Portfolio - Institutional Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	77.90%
Fidelity Investments Money Market Government Portfolio - Institutional Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Investments Money Market Government Portfolio - Institutional Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Investments Money Market Government Portfolio - Institutional Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Investments Money Market Government Portfolio - Institutional Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Investments Money Market Government Portfolio - Institutional Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Investments Money Market Government Portfolio - Institutional Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	56.10%
Fidelity Investments Money Market Government Portfolio - Institutional Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Investments Money Market Government Portfolio - Institutional Class | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Investments Money Market Tax Exempt Portfolio - Class I | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	81.60%
Fidelity Investments Money Market Tax Exempt Portfolio - Class I | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Investments Money Market Tax Exempt Portfolio - Class I | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Investments Money Market Tax Exempt Portfolio - Class I | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Investments Money Market Tax Exempt Portfolio - Class I | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Investments Money Market Tax Exempt Portfolio - Class I | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Investments Money Market Tax Exempt Portfolio - Class I | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Investments Money Market Tax Exempt Portfolio - Class I | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Fidelity Investments Money Market Tax Exempt Portfolio - Class I | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity Investments Money Market Tax Exempt Portfolio - Class I | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Investments Money Market Tax Exempt Portfolio - Class I | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Investments Money Market Treasury Only Portfolio - Class II | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Investments Money Market Treasury Only Portfolio - Class II | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Fidelity Investments Money Market Treasury Only Portfolio - Class II | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Investments Money Market Treasury Only Portfolio - Class II | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Investments Money Market Treasury Only Portfolio - Class II | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Investments Money Market Treasury Only Portfolio - Class II | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	103.40%
Fidelity Investments Money Market Treasury Only Portfolio - Class III | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Investments Money Market Treasury Only Portfolio - Class III | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Fidelity Investments Money Market Treasury Only Portfolio - Class III | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Investments Money Market Treasury Only Portfolio - Class III | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Investments Money Market Treasury Only Portfolio - Class III | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Investments Money Market Treasury Only Portfolio - Class III | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	103.40%
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	81.60%
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Investments Money Market Tax Exempt Portfolio - Select Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Investments Money Market Government Portfolio - Select Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	77.90%
Fidelity Investments Money Market Government Portfolio - Select Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Investments Money Market Government Portfolio - Select Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Investments Money Market Government Portfolio - Select Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Investments Money Market Government Portfolio - Select Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Investments Money Market Government Portfolio - Select Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Investments Money Market Government Portfolio - Select Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	56.10%
Fidelity Investments Money Market Government Portfolio - Select Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Investments Money Market Government Portfolio - Select Class | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Investments Money Market Treasury Portfolio - Select Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	75.40%
Fidelity Investments Money Market Treasury Portfolio - Select Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Investments Money Market Treasury Portfolio - Select Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Investments Money Market Treasury Portfolio - Select Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Investments Money Market Treasury Portfolio - Select Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Investments Money Market Treasury Portfolio - Select Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Investments Money Market Treasury Portfolio - Select Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Fidelity Investments Money Market Treasury Portfolio - Select Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	47.60%
Fidelity Investments Money Market Treasury Only Portfolio - Class I | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Investments Money Market Treasury Only Portfolio - Class I | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Fidelity Investments Money Market Treasury Only Portfolio - Class I | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Investments Money Market Treasury Only Portfolio - Class I | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Investments Money Market Treasury Only Portfolio - Class I | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Investments Money Market Treasury Only Portfolio - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	103.40%
Fidelity Investments Money Market Treasury Portfolio - Class IV | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	75.40%
Fidelity Investments Money Market Treasury Portfolio - Class IV | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Investments Money Market Treasury Portfolio - Class IV | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Investments Money Market Treasury Portfolio - Class IV | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Investments Money Market Treasury Portfolio - Class IV | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Investments Money Market Treasury Portfolio - Class IV | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Investments Money Market Treasury Portfolio - Class IV | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Fidelity Investments Money Market Treasury Portfolio - Class IV | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	47.60%
Fidelity Investments Money Market Treasury Portfolio - Institutional Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	75.40%
Fidelity Investments Money Market Treasury Portfolio - Institutional Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Investments Money Market Treasury Portfolio - Institutional Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Investments Money Market Treasury Portfolio - Institutional Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Investments Money Market Treasury Portfolio - Institutional Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Investments Money Market Treasury Portfolio - Institutional Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Investments Money Market Treasury Portfolio - Institutional Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Fidelity Investments Money Market Treasury Portfolio - Institutional Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	47.60%
Fidelity Investments Money Market - Money Market Portfolio - Class III | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	75.00%
Fidelity Investments Money Market - Money Market Portfolio - Class III | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Investments Money Market - Money Market Portfolio - Class III | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Investments Money Market - Money Market Portfolio - Class III | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Investments Money Market - Money Market Portfolio - Class III | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Investments Money Market - Money Market Portfolio - Class III | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Fidelity Investments Money Market - Money Market Portfolio - Class III | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Investments Money Market - Money Market Portfolio - Class III | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Investments Money Market - Money Market Portfolio - Class III | AACertificatesofDepositMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Investments Money Market - Money Market Portfolio - Class III | AANonNegotiableTimeDepositMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Investments Money Market Government Portfolio - Class II | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	77.90%
Fidelity Investments Money Market Government Portfolio - Class II | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Investments Money Market Government Portfolio - Class II | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Investments Money Market Government Portfolio - Class II | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Investments Money Market Government Portfolio - Class II | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Investments Money Market Government Portfolio - Class II | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Investments Money Market Government Portfolio - Class II | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	56.10%
Fidelity Investments Money Market Government Portfolio - Class II | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Investments Money Market Government Portfolio - Class II | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Investments Money Market Treasury Only Portfolio - Institutional Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Investments Money Market Treasury Only Portfolio - Institutional Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Fidelity Investments Money Market Treasury Only Portfolio - Institutional Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Investments Money Market Treasury Only Portfolio - Institutional Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Investments Money Market Treasury Only Portfolio - Institutional Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Investments Money Market Treasury Only Portfolio - Institutional Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	103.40%
Fidelity Investments Money Market - Money Market Portfolio - Institutional Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	75.00%
Fidelity Investments Money Market - Money Market Portfolio - Institutional Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Investments Money Market - Money Market Portfolio - Institutional Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Investments Money Market - Money Market Portfolio - Institutional Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Investments Money Market - Money Market Portfolio - Institutional Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Investments Money Market - Money Market Portfolio - Institutional Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Fidelity Investments Money Market - Money Market Portfolio - Institutional Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Investments Money Market - Money Market Portfolio - Institutional Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Investments Money Market - Money Market Portfolio - Institutional Class | AACertificatesofDepositMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Investments Money Market - Money Market Portfolio - Institutional Class | AANonNegotiableTimeDepositMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Investments Money Market Government Portfolio - Class I | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	77.90%
Fidelity Investments Money Market Government Portfolio - Class I | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Investments Money Market Government Portfolio - Class I | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Investments Money Market Government Portfolio - Class I | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Investments Money Market Government Portfolio - Class I | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Investments Money Market Government Portfolio - Class I | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Investments Money Market Government Portfolio - Class I | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	56.10%
Fidelity Investments Money Market Government Portfolio - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Investments Money Market Government Portfolio - Class I | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Investments Money Market Treasury Portfolio - Class I | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	75.40%
Fidelity Investments Money Market Treasury Portfolio - Class I | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Investments Money Market Treasury Portfolio - Class I | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Investments Money Market Treasury Portfolio - Class I | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Investments Money Market Treasury Portfolio - Class I | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Investments Money Market Treasury Portfolio - Class I | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Investments Money Market Treasury Portfolio - Class I | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Fidelity Investments Money Market Treasury Portfolio - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	47.60%